Fair Value Instruments	9 Months Ended
Sep. 30, 2021
Fair Value Instruments [Line Items]
Fair Value Instruments

13. Fair Value Instruments

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and is generally classified in one of the following categories:

Level 1 — Fair value is based on quoted prices for identical instruments in active markets

Level 2 — Fair value is based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets

Level 3 — Fair value is based on valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

The Company’s assets and liabilities measured at fair value are summarized in the following table by fair value measurement level ($ in thousands):

Description	Level	September 30, 2021
Assets:
Investments	1	$36,869
Liabilities:
SAFE Instruments	3	$146,405
Warrants(1)	3	$2,650

____________

(1)      As of December 31, 2020, we had recognized a liability of $46 thousand for warrants.

The following table summarizes the reconciliation of our level 3 fair value measurements ($ in millions):

Instrument(1)	January 1, 2021	Issuances(2)	Losses	September 30, 2021
SAFE Instruments	$—	$83.4	$63.0	$146.4

____________

(1)      The Company did not issue, sell, or otherwise transfer any warrants during the nine months ended September 30, 2021.

(2)      Net of issuance costs.

The fair value of the SAFE Instruments and warrants were estimated using a Black-Scholes option pricing model. For the purposes of estimating the fair value of the SAFE Instruments and warrants at September 30, 2021, management evaluated two potential outcomes: a SPAC Exit scenario (“SPAC Scenario”) and stay private scenario (“Private Scenario”). Our consideration of these options considered the advanced state of discussions with Athena as of September 30, 2021. The table below summarizes key inputs used in the valuation for the SAFE Instruments as of September 30, 2021:

	SPAC Scenario	Private Scenario
Scenario probability weighting	85%	15%
Expected term (in years)	0.6	2.1
Expected volatility	55.0%	20.0%
Risk-free interest rate	0.1%	0.3%
Dividend yield	—	—

The table below summarizes key inputs used in the valuation for the warrants as of September 30, 2021:

	SPAC Scenario	Private Scenario
Scenario probability weighting	85%	15%
Expected term (in years)	0.6	2.1
Expected volatility	55.0%	102.5%
Risk-free interest rate	0.1%	0.3%
Dividend yield	—	—

The losses recognized for the changes in the fair value of the SAFE Instruments and warrants and reported separately in our Condensed Consolidated Statements of Operations and Comprehensive Loss are as follows ($ in thousands):

	Three months ended September 30, 2021	Nine months ended September 30, 2021
SAFE Instruments	$(15,533)	$(62,993)
Warrants	(322)	(2,604)
Total losses on remeasurement	$(15,855)	$(65,597)

Athena Technology Acquisition Corp [Member]
Fair Value Instruments [Line Items]
Fair Value Instruments

Note 9 — Fair Value Measurements

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1 —

Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 —

Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$250,013,873	$250,013,873	$—	$—

Liabilities:
Public Warrants Liability	$11,333,332	$11,333,332	$—	$—
Private Placement Warrants Liability	317,333	—	317,333	—
	$11,650,665	$11,333,332	$317,333	$—

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Condensed Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Condensed Statement of Operations.

The Company established the initial fair value of the Public Warrants and Private Warrants on March 19, 2021, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model. The Warrants were classified as Level 3 at the initial measurement date, due to the use of unobservable inputs. As of May 9, 2021, when they began trading separately, the Public Warrants were classified as Level 1 due to use of the observed trading price of the separated Public Warrants, and the Private Warrants were classified as Level 2 due to the use of observed price of the Public Warrants which are considered similar liabilities for fair value measurement.

The following table presents the changes Level 3 liabilities for the nine months ended September 30, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	10,258,582
Change in fair value of public and private warrants	(2,805,582)
Transfer of public warrants to level 1	(7,250,000)
Transfer of private warrants to level 2	(203,000)
Fair Value at September 30, 2021	$—

The key inputs into the Monte Carlo simulation as of March 19, 2021 were as follows:

Inputs	(Initial Measurement) March 19, 2021
Risk-free interest rate	1.38%
Expected term remaining (years)	6.41
Expected volatility	25.0%
Stock price	$10.00